CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE PREFERRED UNITS AND MEMBERS DEFICIT/ STOCKHOLDERS EQUITY - USD ($) $ in Millions		Total	Members' Equity	Retained Deficit	Additional Paid-in Capital	Noncontrolling Interest	Cumulative Effect of Period of Adoption Adjustment	Cumulative Effect of Period of Adoption Adjustment Members' Equity	Cumulative Effect of Period of Adoption Adjustment Retained Deficit	Redeemable Preferred Units	Class A Common Units	Class B Common Units	Class B Common Units Cumulative Effect of Period of Adoption Adjustment	Class A Common Stock	Class B Common Stock	Class C Common Stock
Beginning Balances at Jan. 01, 2019		$ 41.4	$ 154.4	$ (113.3)								$ 0.3
Temporary Equity, Beginning Balance at Jan. 01, 2019										$ 43.0
Beginning Balance, shares at Jan. 01, 2019											100,000	1,010
Temporary Equity, Beginning Balance, shares at Jan. 01, 2019										430
Net loss		(13.5)	0.0	(13.5)
Preferred return on redeemable preferred units		(1.2)	(1.2)	0.0
Temporary Equity, Ending Balance at Mar. 31, 2019										$ 43.0
Cumulative effect of ASC 606 adoption							$ (7.0)	$ 0.0	$ (7.0)				$ 0.0
Temporary Equity, Ending Balance, shares at Mar. 31, 2019										430
Ending Balances at Mar. 31, 2019		19.7	153.2	(133.8)								$ 0.3
Ending Balance, shares at Mar. 31, 2019											100,000	1,010
Net loss		(8.2)	0.0	(8.2)
Capital distributions		(0.1)	(0.1)	0.0
Preferred return on redeemable preferred units		(1.3)	(1.3)	0.0								$ 0.0
Temporary Equity, Ending Balance at Jun. 30, 2019										$ 43.0
Temporary Equity, Ending Balance, shares at Jun. 30, 2019										430
Ending Balances at Jun. 30, 2019		10.1	151.8	(142.0)								$ 0.3
Ending Balance, shares at Jun. 30, 2019											100,000	1,010
Beginning Balances at Dec. 31, 2019		$ (28.9)	149.2	(178.4)								$ 0.3
Beginning Balance, shares at Dec. 31, 2019											100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2019		430
Net loss		$ (5.2)		(5.2)
Capital distributions		(0.1)	(0.1)
Preferred return on redeemable preferred units		(1.2)	(1.2)
Temporary Equity, Ending Balance at Mar. 31, 2020										$ 43.0
Temporary Equity, Ending Balance, shares at Mar. 31, 2020										430
Ending Balances at Mar. 31, 2020		(35.4)	147.9	(183.6)								$ 0.3
Ending Balance, shares at Mar. 31, 2020											100,000	1,010
Beginning Balances at Dec. 31, 2019		$ (28.9)	149.2	(178.4)								$ 0.3
Beginning Balance, shares at Dec. 31, 2019											100,000	1,010
Temporary Equity, Beginning Balance, shares at Dec. 31, 2019		430
Net loss	[1]	$ (79.2)
Temporary Equity, Ending Balance, shares at Jun. 30, 2020		0
Ending Balances at Jun. 30, 2020		$ 470.6		(257.6)	$ 517.7	$ 210.5
Ending Balance, shares at Jun. 30, 2020														18,693,653	39,204,989	20,139,163
Beginning Balances at Mar. 31, 2020		(35.4)	147.9	(183.6)								$ 0.3
Net loss prior to Reorganization Transactions, IPO and concurrent private placement		(72.9)		(72.9)
Beginning Balance, shares at Mar. 31, 2020											100,000	1,010
Temporary Equity, Beginning Balance, shares at Mar. 31, 2020										430
Capital distributions		(0.4)	(0.4)
Preferred return on redeemable preferred units		(0.9)	(0.9)
Balances at June 4, 2020 prior to Reorganization Transactions, IPO and concurrent private placement at Jun. 04, 2020		(109.6)	146.6	(256.5)								$ 0.3
Balances at June 4, 2020 prior to Reorganization Transactions, IPO and concurrent private placement, shares at Jun. 04, 2020											100,000	1,010
Temporary Equity, Balances prior to Reorganization Transactions, IPO and concurrent private placement at Jun. 04, 2020 at Jun. 04, 2020										$ 43.0
Temporary Equity, Balances prior to Reorganization Transactions, IPO and concurrent private placement, shares at Jun. 04, 2020 at Jun. 04, 2020										430
Beginning Balances at Mar. 31, 2020		(35.4)	147.9	(183.6)								$ 0.3
Temporary Equity, Beginning Balance at Mar. 31, 2020										$ 43.0
Beginning Balance, shares at Mar. 31, 2020											100,000	1,010
Temporary Equity, Beginning Balance, shares at Mar. 31, 2020										430
Net loss	[1]	$ (74.0)
Temporary Equity, Ending Balance, shares at Jun. 30, 2020		0
Ending Balances at Jun. 30, 2020		$ 470.6		(257.6)	517.7	210.5
Ending Balance, shares at Jun. 30, 2020														18,693,653	39,204,989	20,139,163
Reorganization transactions		43.0	$ (146.6)		189.9							$ (0.3)
Temporary equity reorganization transactions, value										$ (43.0)
Reorganization transactions, shares											(100,000)	(1,010)		528,150	39,204,989	15,513,817
Temporary equity reorganization transactions, shares										(430)
Preferred dividends settled with LLC interests		2.3			2.3
Issuance of common stock in IPO and concurrent private placement		463.8			463.8
Net loss		(2.1)
Issuance of common stock in IPO and concurrent private placement, shares														17,250,000		4,625,346
Allocation of equity to noncontrolling interests		0.0			(211.5)	211.5
Issuance of common stock for change of control contingent liabilities		$ 21.1			21.1
Issuance of common stock for change of control contingent liabilities, shares														915,503
Temporary Equity, Ending Balance, shares at Jun. 30, 2020		0
Issuance of restricted stock units for change of control contingent liabilities		$ 2.1			2.1
Equity-based compensation		50.0			50.0
Net loss subsequent to Reorganization Transactions, IPO and concurrent private placement		(2.1)		(1.1)		(1.0)
Ending Balances at Jun. 30, 2020		$ 470.6		$ (257.6)	$ 517.7	$ 210.5
Ending Balance, shares at Jun. 30, 2020														18,693,653	39,204,989	20,139,163

[1]	Net loss attributable Shift4 Payments, Inc. is equal to comprehensive loss attributable to Shift4 Payments, Inc.